Securities Act File No. 333-207366

As filed with the Securities and Exchange Commission on November 16, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on November 16, 2015 pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA VOYA CONSERVATIVE ALLOCATION VP

TRANSAMERICA VOYA BALANCED ALLOCATION VP

TRANSAMERICA VOYA MODERATE GROWTH ALLOCATION VP

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA ASSET ALLOCATION – CONSERVATIVE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH VP

The address and telephone number of each Target Portfolio and each Destination Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1–888–233–4339

Transamerica Series Trust

1801 California Street, Suite 5200

Denver, CO 80202

November 16, 2015

Thank you for being a valued Transamerica Policy Owner.

We are reaching out to notify you that the Transamerica Board has approved the reorganization of your portfolio into another Transamerica portfolio. No action is required on your part. We do, however, ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the destination portfolio, including its investment objective, strategies, risks, performance, fees and expenses. We encourage you to store this document with your Transamerica investment information.

The impact on your investment will be that, upon completion of the reorganization, you will become a shareholder of the destination Transamerica portfolio, and you will receive shares of the destination portfolio equal in value to the shares of your current Transamerica portfolio.

The Board has unanimously approved the portfolio’s reorganization and believes the reorganization is in the best interests of the portfolio and you.

If you have any questions, please call 1-888-233-4339 between 8 a.m. and 5 p.m., Eastern Time, Monday through Friday.

Thank you, again, for your continued business.

Sincerely,

/s/ Marijn P. Smit
Marijn P. Smit Chairman, President and Chief Executive Officer

Paperless?

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

If you have any questions about eDelivery or establishing an online account, please email us at customercare@transamerica.com.

DATED November 16, 2015

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA VOYA CONSERVATIVE ALLOCATION VP

TRANSAMERICA VOYA BALANCED ALLOCATION VP

TRANSAMERICA VOYA MODERATE GROWTH ALLOCATION VP

(each, a “Target Portfolio” and together, the “Target Portfolios”)

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA ASSET ALLOCATION – CONSERVATIVE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH VP

(each, a “Destination Portfolio” and together, the “Destination Portfolios”)

The address and telephone number of the each Target Portfolio and each Destination Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-888-233-4339

Shares of the Destination Portfolios have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in any Target Portfolio or Destination Portfolio (each sometimes referred to herein as a “Portfolio”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Information Statement/Prospectus sets forth information about the Destination Portfolios that an investor needs to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined information statement and prospectus, dated November 16, 2015 (the “Information Statement/Prospectus”), is being furnished in connection with the reorganizations (each, a “Reorganization,” and together the “Reorganizations”) of certain series of Transamerica Series Trust, a Delaware statutory trust (each, a “Target Portfolio,” and together the “Target Portfolios”), into certain other series of Transamerica Series Trust (each, a “Destination Portfolio,” and together the “Destination Portfolios”). The Information Statement/Prospectus is being mailed to Target Portfolio shareholders on or about November 16, 2015.

Each Target Portfolio and Destination Portfolio is a series of Transamerica Series Trust (“TST”), an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of TST (the “Board” or the “Trustees”) has determined that the Reorganizations are in the best interests of each Target Portfolio and Destination Portfolio. A copy of the form of Agreement and Plan of Reorganization (the “Plan”) for each Reorganization is attached to this Information Statement/Prospectus as Exhibit A.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The following table indicates (a) the Target Portfolio and corresponding Destination Portfolio involved in each Reorganization, (b) the corresponding Destination Portfolio shares that each Target Portfolio shareholder will receive and (c) on what page of this Information Statement/Prospectus the discussion regarding each Reorganization begins. The Reorganizations are numbered for convenience. The consummation of each Reorganization is not contingent on the consummation of any other Reorganization.

Reorganization	Target Portfolio & Shares	Destination Portfolio & Shares	Page
1	Transamerica Voya Conservative Allocation VP Service Class	Transamerica Asset Allocation – Conservative VP Service Class	3

2	Transamerica Voya Balanced Allocation VP Service Class	Transamerica Asset Allocation – Moderate VP Service Class	14

3	Transamerica Voya Moderate Growth Allocation VP Service Class	Transamerica Asset Allocation – Moderate Growth VP Service Class	25

Please read this Information Statement/Prospectus, including Exhibit A, carefully. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Target Portfolio’s Reorganization.

The date of this Information Statement/Prospectus is November 16, 2015

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For more complete information about each Portfolio, please read the Portfolio’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each Portfolio’s prospectus and statement of additional information, and other additional information about each Portfolio, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information

Each Portfolio’s current prospectus and statement of additional information, including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx

Each Portfolio’s most recent annual and semi–annual reports to shareholders.	On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or by visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx

A statement of additional information for this Information Statement/Prospectus, dated November 16, 2015 (the “SAI”). The SAI contains additional information about the Target Portfolios and the Destination Portfolios.

On file with the SEC (http://www.sec.gov) and available at no charge by calling the Portfolios’ toll-free number: 1-888-233-4339 or by visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx

The SAI is incorporated by reference into this Information Statement/Prospectus.

To ask questions about this Information Statement/Prospectus.	Call the following toll-free telephone number: 1-888-233-4339.

The Target Portfolios’ prospectus and statement of additional information (File No. 033-00507), dated May 1, 2015, as supplemented, are incorporated by reference into this Information Statement/Prospectus.

Shares of the Portfolios are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a “Policy Owner,” collectively, “Policy Owners”) of variable annuity contracts and variable life policies (collectively, the “Policies”). As such, Transamerica Life Insurance Company (“TLIC”), Transamerica Financial Life Insurance Company (“TFLIC”), Transamerica Advisors Life Insurance Company (“TALIC”) and Transamerica Premier Life Insurance Company (“TPLIC”) (collectively, the “Insurance Companies”) are the only shareholders of the investment portfolios offered by TST. TLIC, TFLIC, TALIC and TPLIC each offer the Portfolios in their respective products.

TST has agreed to provide information to Policy Owners invested in each Target Portfolio in connection with a Reorganization into the applicable Destination Portfolio. As such and for ease of reference, throughout the enclosed Information Statement/Prospectus, you may also be referred to as “shareholders” of the Target Portfolio.

You have received this Information Statement/Prospectus because you have a Policy of one of these Insurance Companies and that Policy is invested in the Target Portfolio.

2

SUMMARY

Shareholders should read this entire Information Statement/Prospectus, the Agreement and Plan of Reorganization relating to each Reorganization, which is attached to this Information Statement/Prospectus as Exhibit A, and the Portfolios’ prospectus carefully for more complete information.

How Will the Reorganizations Work?

•	Each Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, each Destination Portfolio will assume all of the liabilities of the corresponding Target Portfolio and issue shares, as described below.

•	Each Destination Portfolio will issue a number of its Service Class shares to the corresponding Target Portfolio on the closing date of the applicable Reorganization (the “Closing Date”) having an aggregate net asset value equal to the aggregate net asset value of such Target Portfolio’s shares, respectively.

•	Shares of the Service Class of each Destination Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of their holdings of the shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold Service Class shares of the corresponding Destination Portfolio with the same aggregate net asset value as its holdings of the shares of the Target Portfolio immediately prior to the Reorganization. The net asset value attributable to the shares of a Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to the Service Class shares of a Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of any other Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio.

•	You may, prior to the Closing Date, transfer values out of a Target Portfolio and into any other investment option available under your policy without any fees or charges (and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your policy).

•	If your interests in a Target Portfolio are transferred to the corresponding Destination Portfolio on the Closing Date, you may subsequently transfer your interest in the Destination Portfolio to any other investment option available under your policy without any fees or charges (and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your policy) within sixty (60) days after the Closing Date.

•	Following the Reorganizations, (i) Transamerica Asset Management, Inc. (“TAM”) will continue to act as investment adviser to each Destination Portfolio; and (ii) Aegon USA Investment Management, LLC (“AUIM”) will continue to serve as sub–adviser to each Destination Portfolio.

•	The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganizations generally will not result in the recognition of gain or loss for federal income tax purposes by each Target Portfolio or Destination Portfolio.

Why did the Trustees Recommend the Reorganizations?

In recommending the Reorganization of your Target Portfolio, the Board, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Portfolios, TAM or Transamerica Capital, Inc. (“TCI”), the Portfolios’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganization is in the best interests of your Target Portfolio and will not dilute the interests of the existing shareholders of the

Target Portfolio. The Board has made this determination based on various factors, which include those that are discussed in this Information Statement/Prospectus in the section entitled “Reasons for the Proposed Reorganization.” For example, the Trustees considered that each Target Portfolio’s investment objective and strategies were substantially similar to those of the corresponding Destination Portfolio, that TAM proposed the Reorganizations based on a desire to offer a more consolidated investment lineup of products, and that TAM believes that the larger combined asset base resulting from each Reorganization will provide greater potential for operating efficiencies and economies of scale, including the potential for lower expenses for shareholders of each Target Portfolio.

The Board also serves as the Board of each corresponding Destination Portfolio. The Board, including all of the Independent Trustees, has approved the Reorganization with respect to each Destination Portfolio. The Board has determined that the Reorganization is in the best interests of such Destination Portfolio and that the interests of the Destination Portfolio’s shareholders would not be diluted as a result of the Reorganization.

Who Bears the Expenses Associated with the Reorganizations?

It is anticipated that the total cost of preparing, printing and mailing this Information Statement/Prospectus will be approximately $58,200. This cost will be borne entirely by TAM.

What are the Federal Income Tax Consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the applicable Target Portfolio and Destination Portfolio must receive an opinion of Morgan, Lewis & Bockius LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor each of the Destination Portfolios nor, in general, your Target Portfolio will recognize gain or loss as a direct result of the Reorganization of your Target Portfolio, and that the aggregate tax basis of the Destination Portfolio shares that you receive in the Reorganization will equal the aggregate tax basis of the Target Portfolio shares that you surrender in the Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid portfolio-level taxes, each Target Portfolio will declare and pay a distribution of its realized net capital gains (taking into account available capital loss carryforwards), if any, its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and its net tax–exempt income, if any, for the taxable year ending on the Closing Date to its shareholders shortly before the applicable Reorganization. The corresponding Destination Portfolio may make a comparable distribution to its shareholders shortly before the Reorganization. In addition, following the Reorganization, the corresponding Destination Portfolio will declare and pay to its shareholders, for the taxable year in which the Reorganization occurs, a distribution of any remaining income and gains from such taxable year. All such distributions generally will be taxable to the shareholders, but as long as the Policies funded by your Target Portfolios or by the corresponding Destination Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distributions will not be currently taxable to the Policy Owners and the Reorganization should not otherwise result in any tax liability to the Policy Owners. For more information, see “Tax Status of the Reorganizations” in this Information Statement/Prospectus.

REORGANIZATION 1

TRANSAMERICA VOYA CONSERVATIVE ALLOCATION VP

(the “Target Portfolio”)

TRANSAMERICA ASSET ALLOCATION – CONSERVATIVE VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Service Class shares to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Service Class shares.

The consummation of the Reorganization is not contingent on the consummation of any other Reorganization.

Both the Target Portfolio and the Destination Portfolio are advised by Transamerica Asset Management, Inc. (“TAM”), sub-advised by Aegon USA Investment Management, LLC (“AUIM”) and have similar investment goals, principal investment strategies and policies, and related risks. Like the Target Portfolio, the Destination Portfolio is a “fund of funds” that allocates its assets primarily among other mutual funds advised by TAM. The net expense ratio of Service Shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. The Destination Portfolio has more favorable total and risk-adjusted returns over all comparative periods than those of the Target Portfolio. The portfolio turnover rate for the fiscal year ended December 31, 2014 was significantly higher for the Target Portfolio than for the Destination Portfolio. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Voya Conservative Allocation VP

and Transamerica Asset Allocation – Conservative VP

		Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP
Investment Objective	Seeks current income and preservation of capital.

Principal investment strategies	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”).[1]

	•	Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving targeted exposure over time of approximately 35% of its net assets in equities, which may include stocks and real estate securities, and approximately 65% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. These percentages may vary. The portfolio and investment process described below are subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 50% of net assets or may decrease equity exposure to zero, and may increase fixed income exposure to approximately 100% of net assets or may decrease fixed income exposure to approximately 50% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the maximum equity exposure permitted under the volatility constraints, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

	•	In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

	•	Exposure to high yield bonds (commonly known as “junk bonds”) generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

[1]	The Target Portfolio’s principal investment strategies note that the mix of underlying Transamerica funds may include funds that are sub-advised by Voya Management Co. LLC.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of complying with the volatility constraints) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Investment adviser	TAM

Sub–adviser	AUIM

Portfolio managers	Todd R. Porter, CFA Maciej J. Kowara, CFA

The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the portfolios.

Net assets (as of September 30, 2015)	$1,677,716	$1,497,982,906

Classes of Shares, Fees and Expenses

	Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP
Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Advisory fees	TAM receives compensation, calculated daily and paid monthly, from the Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.10% of the first $10 billion, and 0.09% over $10 billion.

Sub–adviser fees	The sub–adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.08% of the first $10 billion, and 0.075% over $10 billion. The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of the Target Portfolio, the Destination Portfolio, and several other portfolios sub-advised by AUIM.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 1.18%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.25%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment adviser, sub–adviser and similar investment objectives and principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

Each Portfolio is subject to the following principal risks (in alphabetical order) either directly or through its investments in underlying portfolios. Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Commodities –To the extent the portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

•	Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit lower volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the portfolio invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

•

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

•	Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•	Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.

•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios. The bar charts show how the performance of each Portfolio’s Service Class shares has varied from year to year for 10 years or since inception, as applicable. The tables show how the average annual total returns of each Portfolio’s Service Class shares for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices and, for the Target Portfolio, a Composite Benchmark. (The Composite Benchmark of the Target Portfolio consists of the following: Barclays U.S. Aggregate Bond Index, 65%; S&P 500®, 25%; and MSCI Europe, Australasia, Far East Index (MSCI EAFE), 10%.) The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower. Absent any limitation of the portfolio’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.

Transamerica Voya Conservative Allocation VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2014	1.74%
Worst Quarter:	09/30/2014	-2.19%
Year-to-date return	09/30/2015	-3.40%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	Since Inception	Inception Date
Service Class	0.09%	1.78%	05/01/2013
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	1.73%
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	18.47%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	6.83%	6.09%

Transamerica Asset Allocation – Conservative VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2009	12.19%
Worst Quarter:	12/31/2008	-10.53%
Year-to-date return	09/30/2015	-2.63%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	5 Years	10 Years	Inception Date
Service Class	1.95%	5.81%	4.71%	05/01/2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	15.64%	8.13%

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. The fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2014. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of September 30, 2015. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Voya Conservative Allocation VP		Transamerica Asset Allocation – Conservative VP	Combined Transamerica Asset Allocation – Conservative VP (Pro Forma)
	Service Class		Service Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None	None
Maximum deferred sales charge (load) (as a % of offering price)	None		None	None
Redemption fee (as a % of amount redeemed)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.10%		0.10%	0.10%
Distribution and Service (12b–1) Fees	0.25%		0.25%	0.25%
Other Expenses	1.55%		0.05%	0.04%
Acquired fund fees and expenses	0.67%		0.71%	0.71%

Total Annual Fund Operating Expenses(1)	2.57%		1.11%	1.10%
Fee waiver and/or expense reimbursement	0.47	%(2)	—	—

Total annual fund operating expenses after fee waiver and/or expense reimbursement	2.10%		1.11%	1.10%

(1)	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.
(2)	Contractual arrangements have been made with the portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2016, to waive fees and/or reimburse portfolio expenses to the extent that the portfolio’s total operating expenses exceed 1.18%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	You invest $10,000 in each Portfolio;

•	You reinvest all dividends and distributions without a sales charge;

•	You hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	Your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	Each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP	Combined Transamerica Asset Allocation – Conservative VP (Pro Forma)
Service Class
Year 1	$213	$113	$112
Year 3	$755	$353	$350
Year 5	$1,323	$612	$606
Year 10	$2,870	$1,352	$1,340

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2014 the portfolio turnover rate was 146% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2014, the portfolio turnover rate was 34% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

The Board of the Target Portfolio, including its Independent Trustees, has unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of related factors and considerations that they believed, in light of the legal advice furnished to them by fund counsel and independent legal counsel and their own business judgment, to be relevant, including those set forth below. The Board based its determinations on such considerations, although the Board did not identify any consideration or particular information that was controlling of its determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that TAM proposed the Reorganization based on a desire to offer a more consolidated investment lineup of Transamerica Series Trust funds within the Transamerica variable annuity products.

•	The Trustees noted that TAM believes that the larger combined asset base resulting from the Reorganization will provide greater potential for operating efficiencies and economies of scale, including the potential for lower expenses for shareholders of the Target Portfolio and, for the Destination Portfolio, the ability to better diversify its holdings and effect larger portfolio transactions.

•	The Trustees considered that the Destination Portfolio has more favorable total and risk–adjusted returns over all comparative periods than those of the Target Portfolio, and that the investment strategy of the Destination Portfolio is not expected to change as a result of the Reorganization.

•	The Trustees considered that the investment objective of the Target Portfolio and Destination Portfolio is the same and their strategies are similar, and noted TAM’s belief that elimination of the redundancies in the Transamerica Series Trust product line will strengthen TAM’s ability to pursue investment and marketing opportunities.

Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Board regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•	The Trustees considered that, based on the anticipated asset levels following the Reorganization, the advisory fee paid by the combined Destination Portfolio is expected to be the same as the advisory fee paid by the Target Portfolio.

•	The Trustees also considered that the net expense ratio of each class of shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. Expense ratios for the Destination Portfolio are expected to remain the same following the Reorganization.

•	The Trustees considered that the expenses associated with the preparation, printing and mailing of any shareholder communications, including the Information Statement/Prospectus, and any regulatory filings in connection with the Reorganization would be borne entirely by TAM.

Investment Performance

•	The Trustees considered the relative investment performance of the Portfolios and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•	The Trustees considered that the Destination Portfolio has had better total and risk-adjusted returns over all periods, and that the Destination Portfolio has had a lower maximum drawdown over all periods. Although the Destination Portfolio has had a higher standard deviation for the two-year period and the period since the Target Portfolio’s inception, it has had a lower standard deviation for the one-year period.

Tax

•	The Trustees considered the expected qualification of the Reorganization as a “reorganization” for federal income tax purposes, as described further herein.

Investment Program

•	The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the assets of the Portfolios are managed in accordance with identical investment objectives and similar investment strategies.

•	The Trustees considered that TAM is the adviser to the Target Portfolio and the Destination Portfolio and that AUIM is the sub-adviser to the Target Portfolio and the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures.

CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of September 30, 2015 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between September 30, 2015 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP	Pro Forma Adjustments(A)	Combined Transamerica Asset Allocation – Conservative VP
Net Assets	1,677,716	1,497,982,906	(9,700)	1,499,650,922

Net Assets by Class
Service Class	1,677,716	1,192,991,200	(9,700)	1,194,659,216

Net asset value per share
Service Class	9.68	10.00	(9.74)	9.94

(A)	Pro Forma Adjustments are due to the cost of the Reorganization.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections immediately following the discussion of Reorganization 3.

REORGANIZATION 2

TRANSAMERICA VOYA BALANCED ALLOCATION VP

(the “Target Portfolio”)

TRANSAMERICA ASSET ALLOCATION – MODERATE VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Service Class shares to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Service Class shares.

The consummation of the Reorganization is not contingent on the consummation of any other Reorganization.

Both the Target Portfolio and the Destination Portfolio are advised by Transamerica Asset Management, Inc. (“TAM”), sub-advised by Aegon USA Investment Management, LLC (“AUIM”) and have similar investment goals, principal investment strategies and policies, and related risks. Like the Target Portfolio, the Destination Portfolio is a “fund of funds” that allocates its assets primarily among other mutual funds advised by TAM. The net expense ratio of Service Shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. The Destination Portfolio has more favorable total and risk-adjusted returns over all comparative periods than those of the Target Portfolio. The portfolio turnover rate for the fiscal year ended December 31, 2014 was significantly higher for the Target Portfolio than for the Destination Portfolio. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Voya Balanced Allocation VP

and Transamerica Asset Allocation – Moderate VP

	Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP

Investment Objective	Seeks capital appreciation and current income.

Principal investment strategies	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”). [2]
•

Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving targeted exposure over time of approximately 50% of its net assets in equities, which may include stocks and real estate securities, and approximately 50% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. These percentages may vary. The portfolio and investment process described below are subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 70% of net assets or may decrease equity exposure to 15%, and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the maximum equity exposure permitted under the volatility constraints, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

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In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

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Exposure to high yield bonds (commonly known as “junk bonds”) generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

[2]	The Target Portfolio’s principal investment strategies note that the mix of underlying Transamerica funds may include funds that are sub-advised by Voya Management Co. LLC.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of complying with the volatility constraints) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Investment adviser	TAM

Sub–adviser	AUIM

Portfolio managers	Todd R. Porter, CFA Maciej J. Kowara, CFA

The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the portfolios.

Net assets (as of September 30, 2015)	$11,771,451	$6,182,963,421

Classes of Shares, Fees and Expenses

	Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP

Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Advisory fees	TAM receives compensation, calculated daily and paid monthly, from the Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.10% of the first $10 billion, and 0.09% over $10 billion.

Sub–adviser fees	The sub–adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.08% of the first $10 billion, and 0.075% over $10 billion. The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of the Target Portfolio, the Destination Portfolio, and several other portfolios sub-advised by AUIM.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 1.15%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.25%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment adviser, sub–adviser and similar investment objectives and principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

Each Portfolio is subject to the following principal risks (in alphabetical order) either directly or through its investments in underlying portfolios. Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Commodities – To the extent the portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

•	Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit lower volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•	Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the portfolio invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

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REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

•	Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•	Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.

•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

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Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios. The bar charts show how the performance of each Portfolio’s Service Class shares has varied from year to year for 10 years or since inception, as applicable. The tables show how the average annual total returns of each Portfolio’s Service Class shares for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices and, for the Target Portfolio, a Composite Benchmark. (The Composite Benchmark consists of the following: Barclays U.S. Aggregate Bond Index, 50%; S&P 500®, 35%; and MSCI Europe, Australasia, Far East Index (MSCI EAFE), 15%.) The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower. Absent any limitation of the portfolio’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.

Transamerica Voya Balanced Allocation VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2014	2.22%
Worst Quarter:	09/30/2014	-2.41%
Year-to-date return	09/30/2015	-3.68%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	Since Inception	Inception Date
Service Class	0.79%	4.68%	05/01/2013
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	1.73%
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	18.47%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	7.04%	7.88%

Transamerica Asset Allocation – Moderate VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2009	13.16%
Worst Quarter:	12/31/2008	-13.18%
Year-to-date return	09/30/2015	-3.88%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	5 Years	10 Years	Inception Date
Service Class	2.61%	6.97%	5.29%	05/01/2003
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	15.64%	8.13%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. The fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2014. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of September 30, 2015. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Voya Balanced Allocation VP		Transamerica Asset Allocation – Moderate VP	Combined Transamerica Asset Allocation – Moderate VP (Pro Forma)
	Service Class		Service Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None	None
Maximum deferred sales charge (load) (as a % of offering price)	None		None	None
Redemption fee (as a % of amount redeemed)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.10%		0.10%	0.10%
Distribution and Service (12b–1) Fees	0.25%		0.25%	0.25%
Other Expenses	0.28%		0.05%	0.04%
Recaptured expense	0.02	%(1)	—	—
All other expenses	0.26%		—	—
Acquired fund fees and expenses	0.72%		0.74%	0.74%

Total Annual Fund Operating Expenses(2)	1.35%		1.14%	1.13%

(1)	Contractual arrangements have been made with the portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2016, to waive fees and/or reimburse portfolio expenses to the extent that the portfolio’s total operating expenses exceed 1.15%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.
(2)	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	You invest $10,000 in each Portfolio;

•	You reinvest all dividends and distributions without a sales charge;

•	You hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	Your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	Each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP	Combined Transamerica Asset Allocation – Moderate VP (Pro Forma)
Service Class
Year 1	$137	$116	$115
Year 3	$428	$362	$359
Year 5	$739	$628	$622
Year 10	$1,624	$1,386	$1,375

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2014 the portfolio turnover rate was 141% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2014, the portfolio turnover rate was 22% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

The Board of the Target Portfolio, including its Independent Trustees, has unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of related factors and considerations that they believed, in light of the legal advice furnished to them by fund counsel and independent legal counsel and their own business judgment, to be relevant, including those set forth below. The Board based its determinations on such considerations, although the Board did not identify any consideration or particular information that was controlling of its determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that TAM proposed the Reorganization based on a desire to offer a more consolidated investment lineup of Transamerica Series Trust funds within the Transamerica variable annuity products.

•	The Trustees noted that TAM believes that the larger combined asset base resulting from the Reorganization will provide greater potential for operating efficiencies and economies of scale, including the potential for lower expenses for shareholders of the Target Portfolio and, for the Destination Portfolio, the ability to better diversify its holdings and effect larger portfolio transactions.

•	The Trustees considered that the Destination Portfolio has more favorable total and risk-adjusted returns over all comparative periods than those of the Target Portfolio, and that the investment strategy of the Destination Portfolio is not expected to change as a result of the Reorganization.

•	The Trustees considered that the investment objective of the Target Portfolio and Destination Portfolio is the same and their strategies are similar, and noted TAM’s belief that elimination of the redundancies in the Transamerica Series Trust product line will strengthen TAM’s ability to pursue investment and marketing opportunities.

Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Board regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•	The Trustees considered that, based on the anticipated asset levels following the Reorganization, the advisory fee paid by the combined Destination Portfolio is expected to be the same as the advisory fee paid by the Target Portfolio.

•	The Trustees also considered that the net expense ratio of each class of shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. Expense ratios for the Destination Portfolio are expected to remain the same following the Reorganization.

•	The Trustees considered that the expenses associated with the preparation, printing and mailing of any shareholder communications, including the Information Statement/Prospectus, and any regulatory filings in connection with the Reorganization would be borne entirely by TAM.

Investment Performance

•	The Trustees considered the relative investment performance of the Portfolios and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•	The Trustees considered that the Destination Portfolio has had better total and risk-adjusted returns over all periods, and that the Destination Portfolio has had a lower maximum drawdown over all periods. Although the Destination Portfolio has had a higher standard deviation in the period since the Target Portfolio’s inception, it has had a lower standard deviation for the one- and two-year periods.

Tax

•	The Trustees considered the expected qualification of the Reorganization as a “reorganization” for federal income tax purposes, as described further herein.

Investment Program

•	The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the assets of the Portfolios are managed in accordance with identical investment objectives and similar investment strategies.

•	The Trustees considered that TAM is the adviser to the Target Portfolio and the Destination Portfolio and that AUIM is the sub–adviser to the Target Portfolio and the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures.

CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of September 30, 2015 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between September 30, 2015 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP	Pro Forma Adjustments(A)	Combined Transamerica Asset Allocation – Moderate VP
Net Assets	11,771,451	6,182,963,421	(9,700)	6,194,725,172

Net assets by class
Service Class	11,771,451	5,525,770,770	(9,700)	5,537,532,521

Net asset value per share
Service Class	9.87	10.93	(9.88)	10.92

(A)	Pro Forma Adjustments are due to the cost of the Reorganization.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections immediately following the discussion of Reorganization 3.

REORGANIZATION 3

TRANSAMERICA VOYA MODERATE GROWTH ALLOCATION VP

(the “Target Portfolio”)

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Service Class shares to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Service Class shares.

The consummation of the Reorganization is not contingent on the consummation of any other Reorganization.

Both the Target Portfolio and the Destination Portfolio are advised by Transamerica Asset Management, Inc. (“TAM”), sub-advised by Aegon USA Investment Management, LLC (“AUIM”) and have similar investment goals, principal investment strategies and policies, and related risks. Like the Target Portfolio, the Destination Portfolio is a “fund of funds” that allocates its assets primarily among other mutual funds advised by TAM. The net expense ratio of Service Shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. The Destination Portfolio has more favorable total and risk-adjusted returns over all comparative periods than those of the Target Portfolio. The portfolio turnover rate for the fiscal year ended December 31, 2014 was significantly higher for the Target Portfolio than for the Destination Portfolio. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Voya Moderate Growth Allocation VP

and Transamerica Asset Allocation – Moderate Growth VP

	Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP

Investment Objective	Seeks capital appreciation with current income as a secondary objective.

Principal investment strategies	The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”). [3]
•

Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving targeted exposure over time of approximately 70% of its net assets in equities, which may include stocks and real estate securities, and approximately 30% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. These percentages may vary. The portfolio and investment process described below are subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 90% of net assets or may decrease equity exposure to approximately 30%, and may increase fixed income exposure to approximately 70% of net assets or may decrease fixed income exposure to approximately 10% of net assets. Under these constraints, the portfolio’s maximum amount of equity exposure is based, in part, on the level of equity market volatility. Notwithstanding the maximum equity exposure permitted under the volatility constraints, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

•

In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis and a “bottom up” fundamental analysis. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various factors that affect the movement of markets and securities prices worldwide. In its “bottom up” analysis of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

•

Exposure to high yield bonds (commonly known as “junk bonds”) generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

[3]	The Target Portfolio’s principal investment strategies note that the mix of underlying Transamerica funds may include funds that are sub-advised by Voya Management Co. LLC.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of complying with the volatility constraints) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Investment adviser	TAM

Sub–adviser	AUIM

Portfolio managers	Todd R. Porter, CFA Maciej J. Kowara, CFA

The SAI provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the portfolios.

Net assets (as of September 30, 2015)	$7,391,791	$4,794,662,693

Classes of Shares, Fees and Expenses

	Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP

Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Advisory fees	TAM receives compensation, calculated daily and paid monthly, from the Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.10% of the first $10 billion, and 0.09% over $10 billion.

Sub–adviser fees	The sub–adviser receives compensation from TAM, calculated daily and paid monthly, at the indicated annual rates (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.08% of the first $10 billion, and 0.075% over $10 billion. The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of the Target Portfolio, the Destination Portfolio, and several other portfolios sub-advised by AUIM.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 1.21%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2016 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.25%. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment adviser, sub-adviser and similar investment objectives and principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

Each Portfolio is subject to the following principal risks (in alphabetical order) either directly or through its investments in underlying portfolios. Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below:

•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.

•	Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

•	Asset Class Variation – The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the portfolio’s assets invested in various underlying funds, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•	Commodities – To the extent the portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

•	Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit lower volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

•	Counterparty – The portfolio will be subject to credit risk (that is, where changes in an issuer’s financial strength or credit rating may affect an instrument’s value) with respect to the amount it expects to receive from counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

•	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

•

Currency –The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio’s investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

•	Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

•	Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Focused Investing – To the extent the portfolio invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

•	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

•	Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

•	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•	Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

•	Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments that have a leveraging effect on the portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.

•	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.

•	Manager – The portfolio is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

•	Market – The market prices of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. Financial markets in the U.S., Europe and elsewhere have experienced increased volatility and decreased liquidity since the global financial crisis began in 2008. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally and increase market volatility as well as result in higher interest rates and reduce the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the sub-adviser. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and in some instances may contribute to decreased liquidity and increased volatility in the financial markets.

•	Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The portfolio also may lose any premium it paid on the security.

•	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

•	Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

•	Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•	Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.

•	U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. Although the U.S. government has provided financial support to the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

•	Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology.

•	Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios. The bar charts show how the performance of each Portfolio’s Service Class shares has varied from year to year for 10 years or since inception, as applicable. The tables show how the average annual total returns of each Portfolio’s Service Class shares for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices and, for the Target Portfolio, a Composite Benchmark. (The Composite Benchmark consists of the following: Barclays U.S. Aggregate Bond Index, 49%; S&P 500®, 30%; and MSCI Europe, Australasia, Far East Index (MSCI EAFE), 21%.) The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower. Absent any limitation of the portfolio’s expenses, total returns would be lower.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.

Transamerica Voya Moderate Growth Allocation VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2014	2.32%
Worst Quarter:	09/30/2014	-3.02%
Year-to-date return	09/30/2015	-4.04%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	Since Inception	Inception Date
Service Class	0.68%	6.99%	05/01/2013
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	1.73%
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	18.47%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	6.01%	7.17%

Transamerica Asset Allocation – Moderate Growth VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2009	15.48%
Worst Quarter:	12/31/2008	-17.36%
Year-to-date return	09/30/2015	-4.50%

Average Annual Total Returns (periods ended December 31, 2014)

	1 Year	5 Years	10 Years	Inception Date
Service Class	2.45%	8.14%	5.44%	05/01/2003
Wilshire 5000® Total Market Index (reflects no deduction for fees, expenses or taxes)	12.10%	15.64%	8.13%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	4.71%

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. The fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2014. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of September 30, 2015. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Voya Moderate Growth Allocation VP		Transamerica Asset Allocation – Moderate Growth VP	Combined Transamerica Asset Allocation – Moderate Growth VP (Pro Forma)
	Service Class		Service Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None	None
Maximum deferred sales charge (load) (as a % of offering price)	None		None	None
Redemption fee (as a % of amount redeemed)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.10%		0.10%	0.10%
Distribution and Service (12b–1) Fees	0.25%		0.25%	0.25%
Other Expenses	0.78%		0.05%	0.04%
Recaptured expense	0.23	%(1)	—	—
All other expenses	0.55%		—	—
Acquired fund fees and expenses	0.76%		0.81%	0.81%

Total Annual Fund Operating Expenses(2)	1.89%		1.21%	1.20%

(1)	Contractual arrangements have been made with the portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2016, to waive fees and/or reimburse portfolio expenses to the extent that the portfolio’s total operating expenses exceed 1.21%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.
(2)	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	You invest $10,000 in each Portfolio;

•	You reinvest all dividends and distributions without a sales charge;

•	You hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	Your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	Each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP	Combined Transamerica Asset Allocation – Moderate Growth VP (Pro Forma)
Service Class
Year 1	$192	$123	$122
Year 3	$594	$384	$381
Year 5	$1,021	$665	$660
Year 10	$2,212	$1,466	$1,455

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2014 the portfolio turnover rate was 123% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2014, the portfolio turnover rate was 35% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

The Board of the Target Portfolio, including its Independent Trustees, has unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of related factors and considerations that they believed, in light of the legal advice furnished to them by fund counsel and independent legal counsel and their own business judgment, to be relevant, including those set forth below. The Board based its determinations on such considerations, although the Board did not identify any consideration or particular information that was controlling of its determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that TAM proposed the Reorganization based on a desire to offer a more consolidated investment lineup of Transamerica Series Trust funds within the Transamerica variable annuity products.

•	The Trustees noted that TAM believes that the larger combined asset base resulting from the Reorganization will provide greater potential for operating efficiencies and economies of scale, including the potential for lower expenses for shareholders of the Target Portfolio and, for the Destination Portfolio, the ability to better diversify its holdings and effect larger portfolio transactions.

•	The Trustees considered that the Destination Portfolio has more favorable total and risk–adjusted returns over all comparative periods than those of the Target Portfolio, and that the investment strategy of the Destination Portfolio is not expected to change as a result of the Reorganization.

•	The Trustees considered that the investment objective of the Target Portfolio and Destination Portfolio is the same and their strategies are similar, and noted TAM’s belief that elimination of the redundancies in the Transamerica Series Trust product line will strengthen TAM’s ability to pursue investment and marketing opportunities.

Fees and Expenses

•	The Trustees assessed the information that was provided in advance of the meeting of the Board regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•	The Trustees considered that, based on the anticipated asset levels following the Reorganization, the advisory fee paid by the combined Destination Portfolio is expected to be the same as the advisory fee paid by the Target Portfolio.

•	The Trustees also considered that the net expense ratio of each class of shares of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of shares of the Target Portfolio. Expense ratios for the Destination Portfolio are expected to remain the same following the Reorganization.

•	The Trustees considered that the expenses associated with the preparation, printing and mailing of any shareholder communications, including the Information Statement/Prospectus, and any regulatory filings in connection with the Reorganization would be borne entirely by TAM.

Investment Performance

•	The Trustees considered the relative investment performance of the Portfolios and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•	The Trustees considered that the Destination Portfolio has had better total and risk-adjusted returns over all periods, and that the Destination Portfolio has had a lower maximum drawdown over all periods. Although the Destination Portfolio has had a higher standard deviation for the two-year period and the period since the Target Portfolio’s inception, it has had a lower standard deviation for the one-year period.

Tax

•	The Trustees considered the expected qualification of the Reorganization as a “reorganization” for federal income tax purposes, as described further herein.

Investment Program

•	The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the assets of the Portfolios are managed in accordance with identical investment objectives and similar investment strategies.

•	The Trustees considered that TAM is the adviser to the Target Portfolio and the Destination Portfolio and that AUIM is the sub-adviser to the Target Portfolio and the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•	The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures.

CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of September 30, 2015 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between September 30, 2015 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP	Pro Forma Adjustments(A)	Combined Transamerica Asset Allocation – Moderate Growth VP
Net Assets	7,391,791	4,794,662,693	(9,700)	4,802,044,784

Net assets by class
Service Class	7,391,791	3,800,717,344	(9,700)	3,808,099,435

Net asset value per share
Service Class	10.19	11.58	(10.20)	11.57

(A)	Pro Forma Adjustments are due to the cost of the Reorganization.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections below.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward its net capital losses from any taxable year that began after December 22, 2010 for an unlimited number of taxable years.

As of December 31, 2014, the Portfolios had the following unused capital loss carryforwards:

Fund	Total
Transamerica Voya Conservative Allocation VP	$0
Transamerica Voya Balanced Allocation VP	$0
Transamerica Voya Moderate Growth Allocation VP	$0
Transamerica Asset Allocation – Conservative VP	$0
Transamerica Asset Allocation – Moderate VP	$0
Transamerica Asset Allocation – Moderate Growth VP	$0

As of the Closing Date, each Portfolio may have net realized capital gains or losses for the current taxable year and may also have net unrealized gains or losses.

Each Reorganization may result in a number of different limitations on the applicable Destination Portfolio’s ability, following the applicable Reorganization, to use realized and unrealized losses of the applicable Target and Destination Portfolios. In the taxable year of the Destination Portfolio in which the Reorganization occurs, the Destination Portfolio will be able to use any carryforwards of the applicable Target Portfolio’s capital losses (including from that Target Portfolio’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the applicable Destination Portfolio’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Because shareholders of each Target Portfolio are expected to own less than 50% of the applicable Destination Portfolio immediately after the applicable Reorganization, a Reorganization may result in limitations on the applicable Destination Portfolio’s ability, following a Reorganization, to use any capital loss carryforwards of the applicable Target Portfolio (including carryforwards generated in the tax year of that Target Portfolio ending on the date of the Reorganization) and potentially on the applicable Destination Portfolio’s ability to use any unrealized capital losses inherent in the tax basis of the assets acquired in a Reorganization. Capital losses in excess of the limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following a Reorganization generally will equal the product of the net asset value of a Target Portfolio immediately prior to a Reorganization and the “long–term tax–exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of a Reorganization. This limitation may be prorated in the taxable year of the applicable Destination Portfolio in which a Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, a Reorganization may result in limitations on the applicable Destination Portfolio’s ability, in the post–Reorganization period, to use a portion of any carryforward generated in its tax year that includes the Reorganization, and potentially on the applicable Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the applicable Reorganization generally will equal the product of the net asset value of the applicable Destination Portfolio and the “long–term tax–exempt rate,” as published by the IRS.

A Reorganization may also result in a limitation on a combined Portfolio’s ability to use any capital loss carryforwards of the applicable Target Portfolio (including any net capital loss from that Target Portfolio’s short taxable year ending on the date of the Reorganization) to offset gains realized after the Reorganization that are attributable to unrealized capital gains in the applicable Destination Portfolio’s assets immediately prior to the Reorganization. This limitation will generally apply if the applicable Destination Portfolio’s unrealized capital gains as of the date of the Reorganization are greater than the lesser of $10,000,000 or 15% of the value of the applicable Destination Portfolio, subject to certain adjustments, as of the date of the Reorganization. If the applicable Target Portfolio has a net unrealized gain inherent in its assets at the time of a Reorganization, then, under certain circumstances, the combined Portfolio may not offset that gain, to the extent realized within five years of that Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre–Reorganization losses of that Target Portfolio) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the applicable Destination Portfolio.

As a result of the Reorganizations, losses and loss carryforwards will benefit the shareholders of the combined Portfolios, rather than only the shareholders of the Portfolio that incurred them. By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the applicable Target Portfolio’s Reorganization did not occur.

Since the Reorganizations are not expected to close until the close of business December 23, 2015, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganizations. Further, the ability of each Portfolio to use these losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

PORTFOLIO SECURITIES

If a Reorganization is effected, TAM will analyze and evaluate the portfolio securities of the Target Portfolio being transferred to the corresponding Destination Portfolio. Consistent with each Destination Portfolio’s investment objective and investment strategies and policies, any restrictions imposed by the Code and in the best interests of each Destination Portfolio’s shareholders (including former shareholders of the corresponding Target Portfolio), TAM will influence the extent and duration to which the portfolio securities of the corresponding Target Portfolio will be maintained by each Destination Portfolio. It is possible that there may be dispositions of some of the portfolio securities of the Target Portfolio following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by each combined Destination Portfolio may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Portfolio’s other gains and losses, and the combined Destination Portfolio’s ability to use any available tax loss carryforwards. The disposition of portfolio securities also may result in brokerage expense to the combined Destination Portfolio.

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

•	The Reorganizations are scheduled to occur as of the close of business on December 23, 2015, but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•	On the Closing Date, each Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, each Destination Portfolio will assume all of the liabilities of the corresponding Target Portfolio and issue shares, as described below.

•	Each Destination Portfolio will issue a number of its Service Class shares to the applicable Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of such Target Portfolio Service Class shares, respectively.

•	Service Class shares of each Destination Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of their holdings of the shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold Service Class shares of the corresponding Destination Portfolio with the same aggregate net asset value as its holdings of the shares of the Target Portfolio immediately prior to the Reorganization. The net asset value attributable to the shares of a Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to the Service Class shares of a Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of any other Reorganization.

•	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio.

•	Following the Reorganizations, TAM will continue to act as investment adviser to each Destination Portfolio and AUIM will continue to serve as sub–adviser to each Destination Portfolio.

•	The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. The Reorganizations generally will not result in the recognition of gain or loss for federal income tax purposes by any Target Portfolio or Destination Portfolio.

Agreement and Plan of Reorganization

Each Reorganization will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Information Statement/Prospectus, which is incorporated herein by this reference. Please see Exhibit A for additional information about the Reorganizations.

Determination of Net Asset Value. In each Reorganization, the applicable Destination Portfolio will deliver to the corresponding Target Portfolio a number of full and fractional Destination Portfolio Service Class shares with an aggregate net asset value equal to the net asset value of the Target Portfolio attributable to the Target Portfolio’s Service Class shares. The net asset value per Service Class share of such Destination Portfolio shall be computed using the Destination Portfolios’ valuation procedures and the net asset value per share of such Target Portfolio shall be computed using the Target Portfolios’ valuation policies and procedures. The number of full and fractional Destination Portfolio Service Class shares shall be determined by dividing the value of the Target Portfolio’s net assets by the net asset value of one Service Class share of the corresponding Destination Portfolio (see Section 1.1 of the form of Plan attached as Exhibit A).

Conditions to Closing a Reorganization. The obligation of each Portfolio to consummate a given Reorganization is subject to the satisfaction of certain conditions, including the Portfolio’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the subject Target Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the form of Plan attached as Exhibit A). The consummation of each Reorganization is not contingent on the consummation of any other Reorganization.

The obligations of each Portfolio are subject to the receipt of a favorable opinion of Morgan, Lewis & Bockius LLP as to the United States federal income tax consequences of the Reorganizations (see Section 8.4 of the form of Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the subject Target Portfolio or Destination Portfolio, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the form of Plan attached as Exhibit A).

Expenses of the Reorganizations. The expenses incurred in connection with the Reorganizations will be borne entirely by TAM, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a tax-free reorganization (see Section 10.2 of the form of Plan attached as Exhibit A).

TAX STATUS OF EACH REORGANIZATION

Each Reorganization is conditioned upon the receipt by the applicable Target Portfolio and the applicable Destination Portfolio of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Portfolios, substantially to the effect that, for federal income tax purposes:

•	The transfer of all of the applicable Target Portfolio’s assets to the corresponding Destination Portfolio in exchange solely for the (a) issuance of the Destination Portfolio shares to the Target Portfolio and (b) the assumption of the Target Portfolio’s liabilities by the Destination Portfolio, followed by the distribution of the Destination Portfolio shares to the Target Portfolio shareholders in complete liquidation of the Target Portfolio, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Target Portfolio and the corresponding Destination Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the applicable Destination Portfolio upon receipt of the assets of the corresponding Target Portfolio and the assumption by such Destination Portfolio of all of the liabilities of that Target Portfolio as part of the Reorganization;

•	The tax basis in the hands of the applicable Destination Portfolio of the assets of the corresponding Target Portfolio transferred to it in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Portfolio immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer;

•	The holding period in the hands of the applicable Destination Portfolio of each asset of the corresponding Target Portfolio transferred to it in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the applicable Reorganization, will include the period during which the asset was held by the corresponding Target Portfolio (except where investment activities of the applicable Destination Portfolio have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the applicable Target Portfolio in the Reorganization upon the transfer of its assets to the corresponding Destination Portfolio in exchange for the Destination Portfolio shares and the assumption by such Destination Portfolio of all of the liabilities of the Target Portfolio, or upon the distribution of the Destination Portfolio shares by the Target Portfolio to its shareholders in complete liquidation of the Target Portfolio, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Portfolio’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the applicable Target Portfolio shareholders upon the exchange of their shares of the applicable Target Portfolio solely for the shares of the corresponding Destination Portfolio as part of the Reorganization;

•	The aggregate tax basis of the applicable Destination Portfolio shares received by each shareholder of the corresponding Target Portfolio in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Portfolio surrendered in exchange therefor; and

•	The holding period of the applicable Destination Portfolio shares received by each Target Portfolio shareholder in the Reorganization will include the holding period of the shares of the Target Portfolio that were surrendered in exchange therefor, provided that the shareholder held the Target Portfolio shares as capital assets on the date of the exchange.

In rendering such opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the applicable Target Portfolio and Destination Portfolio.

No tax ruling has been or will be received from the IRS in connection with each Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Immediately prior to the Reorganization, each Target Portfolio will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Target Portfolio shareholders all of the Target Portfolio’s net capital gain (taking into account any available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. The amount of such distribution to the shareholders of the applicable Target Portfolio is estimated as of September 30, 2015, to be as set forth in the table below. Any amount actually distributed to a Target Portfolio’s shareholders immediately prior to the applicable Reorganization may be higher or lower than the amount set forth in the table below.

Portfolio	Distribution Amount (per Share)
Transamerica Voya Conservative Allocation VP	$0.0577
Transamerica Voya Balanced Allocation VP	$0.0892
Transamerica Voya Moderate Growth Allocation VP	$0.0577

Such distribution may result in taxable income to a Target Portfolio shareholder, but as long as the Policies funded by the Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distribution will not be currently taxable to the Policy Owners and the Reorganization should not otherwise result in any tax liability to the Policy Owners.

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax–exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non–income tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the applicable transaction, including the applicability of any state, local or foreign tax laws.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE PORTFOLIOS

Each Portfolio has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Portfolio. The following table lists the fundamental policies for each Target Portfolio and each Destination Portfolio. The Target Portfolios and Destination Portfolios have the same fundamental investment policies. For a more complete discussion of each Portfolio’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Portfolios’ statement of additional information.

	Target Portfolios	Destination Portfolio
Borrowing	Each portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Underwriting Securities	Each portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	Each portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	Each portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

Real Estate	Each portfolio may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	Each portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	Each portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Non-Fundamental Policies

Each Destination Portfolio has adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.

(A) Each portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) Each portfolio may not sell securities short, except short sales “against the box.”

(C) Each portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(D) Each portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio’s net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.

(E) Each portfolio may not invest for purposes of exercising control or management.

(F) Each portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.

BUYING AND SELLING OF PORTFOLIO SHARES

The following describes how shareholders may buy and sell shares of the Portfolios and how each Portfolio determines its net asset value. Each Destination Portfolio also offers Initial Class shares, but this share class is not involved in the Reorganizations.

Purchase and Redemption of Shares	Shares of these portfolios are intended to be sold to separate accounts of insurance companies, including certain separate accounts of Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica Premier Life Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.

Shares are purchased and redeemed at their net asset value per share (“NAV”) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

You may, prior to the Merger Date, transfer values out of the Current Subaccount and into any other investment option under your contract without any fees or charges (and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract).

You may subsequently transfer your interest in the Destination Portfolio to any of the other allocation options available under your variable annuity contract or variable life insurance policy in accordance with the terms of your contract or policy free of any applicable transfer restrictions, transfer charges and without such transfer counting as one of a limited number of transfers permitted during any period free of charge for a period of sixty (60) days after the Merger Date.

Net Asset Value	The NAV of each Portfolio is determined on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of each Portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the Portfolio (or class) that are then outstanding.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded.

ADDITIONAL INFORMATION ABOUT THE DESTINATION PORTFOLIOS

Investment Adviser

TAM, located at 1801 California Street, Suite 5200, Denver, Colorado 80202, serves as investment adviser for the Destination Portfolios. TAM provides continuous and regular investment advisory services to the portfolio. TAM provides continuous and regular investment advisory services to the portfolios. For each of the portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment advisory services that include, without limitation, oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. For these services, TAM is paid investment advisory fees. These fees are calculated on the average daily net assets of the Destination Portfolio, and are paid at the rates previously shown in this Information Statement/Prospectus.

TAM has been a registered investment adviser since 1996. As of September 30, 2015, TAM had approximately $72.2 billion in total assets under management.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) (87.72%) and Aegon USA, LLC (“Aegon USA”) (12.28%). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

The Destination Portfolio may rely on an Order from the SEC (Release IC-23379 dated August 5, 1998) that permits TST and TAM, subject to certain conditions, and without the approval of shareholders to:

(1)	employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the Order, the portfolios have agreed to provide certain information about new sub-advisers and new sub-advisory agreements to their shareholders.

A discussion regarding the basis of the Board’s approval of the advisory arrangements with TAM is available in each Destination Portfolio’s semi-annual report for the period ended June 30, 2015.

Sub–Adviser

Aegon USA Investment Management, LLC, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, serves as a sub–adviser for each Target Portfolio and each Destination Portfolio.

A discussion regarding the basis of the Board’s approval of the sub-advisory arrangement with Aegon USA Investment Management, LLC is available in each Destination Portfolio’s semi-annual report for the period ended June 30, 2015.

Disclosure of Portfolio Holdings

A detailed description of the portfolios’ policies and procedures with respect to the disclosure of the portfolios’ portfolio holdings is available in the SAI. The portfolios publish all holdings on the website approximately 25 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

Valuation of Shares

The NAV of each portfolio is determined on each day the NYSE is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the portfolios do not price their shares (therefore, the NAV of a portfolio holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolio).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined at the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Net Asset Value

The NAV of the portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the portfolio (or class) that are then outstanding.

The Board of Trustees has approved procedures to be used to value the portfolios’ securities for the purposes of determining the portfolio’s NAV. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over–the–counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed–income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.

Payments to Broker–Dealers and Other Financial Intermediaries

If you purchase shares of the portfolio through a broker–dealer or other financial intermediary, the portfolio and/or its affiliates may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution Arrangements

Distribution and Service Plans. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202. TCI is an affiliate of the investment adviser, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the portfolio. Under the Plan, the Trust, on behalf of the portfolio, makes payments to various service providers up to 0.25% of the average daily net assets of the portfolio attributable to the Service Class. Because the Trust pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Distribution and Service Arrangements. The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Advisors Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company (together, the “Transamerica Insurance Companies”), are affiliated with TAM.

TCI, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Premier Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM’s business profits (from managing the portfolios) may directly benefit Transamerica Premier Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

TAM, the Transamerica Insurance Companies, TCI, and/or portfolio sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance

Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios’ shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.

Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

From time to time, TCI, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.

Certain portfolios are funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit TAM to make increased revenue sharing payments, including to TCI, Transamerica Insurance Companies and/or their affiliates. The affiliates of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCI and its affiliates for the provision of services to investors and distribution activities.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. An investor should ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCI and their affiliates and portfolio sub-advisers to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

Distributions and Taxes

Each portfolio intends to distribute annually substantially all of its net investment income, if any. Capital gain distributions are typically declared and distributed annually, if any. Dividends and distributions are paid on the business day following the ex-dividend date, and will be reinvested in additional shares unless you elect to take your dividends in cash. Distributions of short-term capital gains are included as distributions of net investment income.

Taxes. Each portfolio has qualified and expects to continue to qualify each year for treatment as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a portfolio generally will not be subject to federal income tax on the taxable income that it distributes. Taxable income consists generally of net investment income and any net capital gains. It is each portfolio’s intention to distribute all such income and gains.

Shares of the portfolios are offered only to the separate accounts of Western Reserve and its affiliates, and to certain funds that invest in other regulated investment companies and that are owned only by separate accounts and certain other qualified investors. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under Section 817(h) of the Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a portfolio qualifies as a regulated investment company and is owned only by separate accounts and certain other qualified investors (including certain funds that invest in other regulated investment companies if those funds are owned only by separate accounts and certain other qualified investors), the separate accounts invested in the portfolio will be allowed to look through to the portfolio’s investments in order to satisfy the separate account diversification requirements. Each portfolio intends to comply with those diversification requirements. If a portfolio fails to meet the diversification requirements under Section 817(h) of the Code, fails to qualify as a regulated investment company or fails to limit sales of portfolio shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in that portfolio could become currently taxable to the owners of the policies and contracts, and income for prior periods with respect to the policies and contracts could also be taxable in the year in which that failure occurs.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers with respect to an investment in the portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see “Federal Income Tax Considerations” included in the respective prospectuses for the policies and contracts.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of the portfolio. The portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive trading.

The portfolios rely on the insurance companies that offer shares of the portfolio as investment option for variable contracts to monitor market timing and disruptive trading by their customers. Each portfolio seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolio’s policies on market timing or disruptive trading as disclosed in this prospectus. Each portfolio also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a “contract owner”) or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). Each portfolio applies these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.

While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading.

The portfolios’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short–term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the portfolio and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

Reallocations in underlying portfolios by an asset allocation portfolio in furtherance of the portfolio’s objective are not considered to be market timing or excessive trading.

Investment Policy Changes

A portfolio that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities implied by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Unless expressly designated as fundamental, all policies and procedures of the portfolios, including their investment objectives, may be changed at any time by the Board of Trustees without shareholder approval. The investment strategies employed by a portfolio may also be changed without shareholder approval.

To the extent authorized by law, Transamerica Series Trust and each portfolio reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

Asset Allocation Portfolios

The Asset Allocation Portfolios, each a separate series of Transamerica Series Trust, invest in certain underlying Transamerica funds and may own a significant portion of the shares of an underlying portfolio. Transactions by the Asset Allocation Portfolios may be disruptive to the management of an underlying portfolio. An underlying portfolio may experience large redemptions or investments due to transactions in portfolio shares by the Asset Allocation Portfolios.

FINANCIAL HIGHLIGHTS

The Financial Highlights of each Portfolio are shown below. The Financial Highlights are intended to help you understand a portfolio’s performance for the past five years (or since its inception if less than five years). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the portfolio for the period shown, assuming reinvestment of all dividends and distributions. Except for the financial highlights for the six months ended June 30, 2015, this information has been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, whose reports, along with the Portfolios’ financial statements, are included in the December 31, 2014 Annual Report, which is available to you upon request.

Transamerica Voya Conservative Allocation VP

Financial Highlights

Service Class

	Service Class
For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)

Net asset value, beginning of period/year	$10.11		$10.30	$10.00

Investment operations:
Net investment income (loss)(B)(C)	(0.01)		0.07	0.24
Net realized and unrealized gain (loss)	0.05		(0.07)	0.06

Total investment operations	0.04		—	0.30

Distributions:
Net investment income	—		(0.11)	—
Net realized gains	—		(0.08)	—

Total distributions	—		(0.19)	—

Net asset value, end of period/year	$10.15		$10.11	$10.30

Total return(D)	0.40	%(E)	(0.01)%	3.00	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,711		$1,561	$1,117
Expenses to average net assets(F)
Excluding waiver and/or reimbursement and recapture	1.80	%(G)	1.90%	5.81	%(G)
Including waiver and/or reimbursement and recapture	1.43	%(G)	1.43%	1.43	%(G)
Net investment income (loss) to average net assets(C)	(0.10	)%(G)	0.68%	3.60	%(G)
Portfolio turnover rate(H)	102	%(E)	146%	37	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

Transamerica Asset Allocation – Conservative VP

Financial Highlights

Service Class

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010

Net asset value, beginning of period/year	$10.94		$11.19	$10.59	$10.18	$10.21	$9.73

Investment operations:
Net investment income (loss)(A)(B)	0.05		0.20	0.26	0.31	0.33	0.28
Net realized and unrealized gain (loss)	0.06		0.02	0.68	0.42	(0.09)	0.54

Total investment operations	0.11		0.22	0.94	0.73	0.24	0.82

Distributions:
Net investment income	—		(0.28)	(0.32)	(0.32)	(0.27)	(0.31)
Net realized gains	—		(0.19)	(0.02)	—	—	(0.03)

Total distributions	—		(0.47)	(0.34)	(0.32)	(0.27)	(0.34)

Net asset value, end of period/year	$11.05		$10.94	$11.19	$10.59	$10.18	$10.21

Total return(C)	1.01	%(D)	1.95%	9.09%	7.20%	2.36%	8.71%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,239,239		$1,263,360	$1,305,606	$1,324,891	$1,148,570	$1,025,268
Expenses to average net assets(E)	0.39	%(F)	0.40%	0.40%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets(B)	0.88	%(F)	1.84%	2.35%	2.93%	3.22%	2.86%
Portfolio turnover rate(G)	24	%(D)	34%	33%	67%	29%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

Transamerica Voya Balanced Allocation VP

Financial Highlights

Service Class

	Service Class
For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013 (A)

Net asset value, beginning of period/year	$10.60		$10.71	$10.00

Investment operations:
Net investment income (loss)(B)(C)	0.03		0.17	0.30
Net realized and unrealized gain (loss)	0.13		(0.08)	0.41

Total investment operations	0.16		0.09	0.71

Distributions:
Net investment income	—		(0.10)	—
Net realized gains	—		(0.10)	—

Total distributions	—		(0.20)	—

Net asset value, end of period/year	$10.76		$10.60	$10.71

Total return(D)	1.51	%(E)	0.79%	7.10	%(E)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$12,480		$12,111	$7,195
Expenses to average net assets(F)
Excluding waiver and/or reimbursement and recapture	0.57	%(G)	0.62%	1.48	%(G)
Including waiver and/or reimbursement and recapture	0.57	%(G)	0.63%	1.40	%(G)
Net investment income (loss) to average net assets(C)	0.49	%(G)	1.60%	4.33	%(G)
Portfolio turnover rate(H)	82	%(E)	141%	20	%(E)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Portfolio invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

Transamerica Asset Allocation – Moderate VP

Financial Highlights

Service Class

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010

Net asset value, beginning of period/year	$12.03		$11.97	$10.82	$10.17	$10.37	$9.70

Investment operations:
Net investment income (loss)(A)(B)	0.06		0.24	0.31	0.30	0.32	0.25
Net realized and unrealized gain (loss)	0.14		0.07	1.10	0.62	(0.29)	0.70

Total investment operations	0.20		0.31	1.41	0.92	0.03	0.95

Distributions:
Net investment income	—		(0.25)	(0.26)	(0.27)	(0.23)	(0.28)

Net asset value, end of period/year	$12.23		$12.03	$11.97	$10.82	$10.17	$10.37

Total return(C)	1.66	%(D)	2.61%	13.23%	9.11%	0.29%	10.14%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,924,909		$5,880,534	$4,730,918	$3,488,590	$2,772,819	$2,178,041
Expenses to average net assets(E)	0.39	%(F)	0.39%	0.39%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets(B)	0.97	%(F)	1.97%	2.69%	2.84%	3.02%	2.50%
Portfolio turnover rate(G)	17	%(D)	22%	25%	50%	23%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

Transamerica Voya Moderate Growth Allocation VP

Financial Highlights

Service Class

	Service Class
For a share outstanding during the periods and year indicated:	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013(A)

Net asset value, beginning of period/year	$10.95		$11.12	$10.00

Investment operations:
Net investment income (loss)(B)(C)	0.00	(D)	0.11	0.36
Net realized and unrealized gain (loss)	0.27		(0.03)	0.76

Total investment operations	0.27		0.08	1.12

Distributions:
Net investment income	—		(0.11)	—
Net realized gains	—		(0.14)	—

Total distributions	—		(0.25)	—

Net asset value, end of period/year	$11.22		$10.95	$11.12

Total return(E)	2.47	% (F)	0.68%	11.20	%(F)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,306		$6,571	$3,470
Expenses to average net assets(G)
Excluding waiver and/or reimbursement and recapture	0.71	%(H)	0.89%	2.59	%(H)
Including waiver and/or reimbursement and recapture	0.71	%(H)	1.13%	1.46	%(H)
Net investment income (loss) to average net assets(C)	0.03	%(H)	1.01%	5.01	%(H)
Portfolio turnover rate(I)	88	%(F)	123%	31	%(F)

(A)	Commenced operations on May 1, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Portfolio invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

Transamerica Asset Allocation – Moderate Growth VP

Financial Highlights

Service Class

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010

Net asset value, beginning of period/year	$12.60		$12.61	$10.82	$10.03	$10.47	$9.52

Investment operations:
Net investment income (loss)(A)(B)	0.05		0.23	0.31	0.24	0.23	0.19
Net realized and unrealized gain (loss)	0.32		0.08	1.73	0.79	(0.47)	0.96

Total investment operations	0.37		0.31	2.04	1.03	(0.24)	1.15

Distributions:
Net investment income	—		(0.32)	(0.25)	(0.24)	(0.20)	(0.20)

Net asset value, end of period/year	$12.97		$12.60	$12.61	$10.82	$10.03	$10.47

Total return(C)	2.94	%(D)	2.45%	19.04%	10.37%	(2.28)%	12.40%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,116,301		$4,124,411	$4,236,224	$3,576,194	$3,379,997	$3,703,837
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.39	%(F)	0.40%	0.39%	0.39%	0.38%	0.38%
Net investment income (loss) to average net assets(B)	0.75	%(F)	1.86%	2.67%	2.24%	2.16%	1.94%
Portfolio turnover rate(G)	14	%(D)	35%	27%	59%	30%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
(C)	Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Portfolio invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Portfolio invests.

OWNERSHIP OF SHARES OF THE PORTFOLIOS

To the knowledge of each Target Portfolio, as of September 30, 2015, the Trustees and officers of each Target Portfolio owned in the aggregate less than 1% of the outstanding shares of the Target Portfolio. To the knowledge of each Destination Portfolio, as of September 30, 2015, the Trustees and officers of the Destination Portfolio owned in the aggregate less than 1% of the outstanding shares of the Destination Portfolio.

To the knowledge of each Target Portfolio, as of September 30, 2015, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Target Portfolio. Unless otherwise noted, the address of each owner is 4333 Edgewood Rd NE, Cedar Rapids, IA 52402.

Name & Address	Portfolio Name	Class	Shares Owned	Percent Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids, IA 52402	Transamerica Voya Balanced Allocation VP	SVC	1,191,396.469	99.87%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids, IA 52402	Transamerica Voya Conservative Allocation VP	SVC	158,939.581	91.68%
AEGON Financial Partners - Florida Transamerica Asset Management, Inc. Transamerica Asset Manage - Seed 4333 Edgewood Rd NE Cedar Rapids, IA 52402	Transamerica Voya Conservative Allocation VP	SVC	12,847.144	7.41%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids, IA 52402	Transamerica Voya Moderate Growth Allocation VP	SVC	725,213.110	100.00%

*	Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

Any shareholder who holds beneficially 25% or more of a Target Portfolio may be deemed to control the Target Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Target Portfolio. Any shareholder controlling a Target Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Target Portfolio without the consent or approval of other shareholders.

As of September 30, 2015, the following persons held beneficially 25% or more of each Target Portfolio:

Name & Address	Portfolio Name	Shares Owned	Percentage of Portfolio
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Voya Balanced Allocation VP	1,191,396.469	99.87%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Voya Conservative Allocation VP	158,939.581	91.68%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Voya Moderate Growth Allocation VP	725,213.110	100.00%

To the knowledge of each Destination Portfolio, as of September 30, 2015, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Destination Portfolio. Unless otherwise noted, the address of each owner is 4333 Edgewood Rd NE, Cedar Rapids, IA 52402.

Name & Address	Portfolio Name	Class	Shares Owned	Percent Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Conservative VP	SVC	103,858,902.654	86.87%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny	Transamerica Asset Allocation - Conservative VP	SVC	6,405,599.548	5.36%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Moderate Growth VP	SVC	277,325,435.181	84.49%
TCM Division Transamerica Premier Life Ins Co Separate Account VA U	Transamerica Asset Allocation - Moderate Growth VP	SVC	19,963,159.419	6.08%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Moderate VP	SVC	459,355,746.844	90.84%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny	Transamerica Asset Allocation - Moderate VP	SVC	25,293,791.103	5.00%

*	Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

Any shareholder who holds beneficially 25% or more of a Destination Portfolio may be deemed to control the Destination Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Destination Portfolio. Any shareholder controlling a Destination Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Destination Portfolio without the consent or approval of other shareholders.

As of September 30, 2015, the following persons held beneficially 25% or more of each Destination Portfolio:

Name & Address	Portfolio Name	Shares Owned	Percentage of Portfolio
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Conservative VP	103,858,902.654	86.87%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Moderate Growth VP	277,325,435.181	84.49%
TCM Division Transamerica Life Insurance Company Separate Account VA B	Transamerica Asset Allocation - Moderate VP	459,355,746.844	90.84%

EXPERTS

The financial statements and financial highlights of each Portfolio for the past five fiscal years (or since its inception if less than five years) and any semi-annual period, as applicable, are incorporated by reference into this Information Statement/Prospectus. The financial statements and financial highlights of each Portfolio for the past five fiscal years (or since its inception if less than five years) have been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, as set forth in their report thereon incorporated by reference into this Information Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Portfolio from your investment firm or by writing to your Portfolio at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-888-233-4339.

Each Portfolio’s statement of additional information and shareholder reports are available free of charge on the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Portfolio’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Portfolios and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on–screen or downloaded from the SEC’s Internet site at www.sec.gov.

By Order of the Board of Trustees,

/s/ Tané T. Tyler, Esq.
Tané T. Tyler, Esq.
Secretary, Transamerica Series Trust

November 16, 2015

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this      day of             , 2015, by and among Transamerica Series Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 1801 California Street, Suite 5200, Denver, Colorado 80202, on behalf of each of its series listed on Exhibit A attached hereto under the heading “Acquiring Portfolio/Classes” (each, an “Acquiring Portfolio”), and the Trust on behalf of each of its series listed on Exhibit A attached hereto under the heading “Acquired Portfolio/Classes” (each, an “Acquired Portfolio”) and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”).

WHEREAS, the Trust is an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) each transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, each such reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of an Acquired Portfolio to the corresponding Acquiring Portfolio listed on Exhibit A (as to each Acquired Portfolio, the “corresponding Acquiring Portfolio”) in exchange solely for (a) shares of the classes of shares of beneficial interest of that Acquiring Portfolio (the “Acquiring Portfolio Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Portfolio (the “Acquired Portfolio Shares”), as described herein, and (b) the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and (2) the subsequent distribution of the Acquiring Portfolio Shares (which shall then constitute all of the assets of the Acquired Portfolio) to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio Shares and the termination of the Acquired Portfolio, as provided herein (each, a “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to each Acquiring Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the corresponding Acquired Portfolio listed on Exhibit A (as to each Acquiring Portfolio, the “corresponding Acquired Portfolio”) for Acquiring Portfolio Shares and the assumption of all liabilities of that Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of this transaction; and

WHEREAS, the Board has determined, with respect to each Acquired Portfolio, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the corresponding Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED PORTFOLIO TO THE CORRESPONDING ACQUIRING PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES IN SUCH ACQUIRING PORTFOLIO, ASSUMPTION OF ALL LIABILITIES OF THAT ACQUIRED PORTFOLIO AND LIQUIDATION AND TERMINATION OF THAT ACQUIRED PORTFOLIO

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of each Acquired Portfolio, agrees to sell, assign, convey, transfer and deliver all of its property and assets attributable to that Acquired Portfolio, as set forth in paragraph 1.2, to the corresponding Acquiring Portfolio, and the Trust, on behalf of that Acquiring Portfolio, agrees in exchange therefor: (a) to deliver to the corresponding Acquired Portfolio the number of full and fractional shares of each class of Acquiring Portfolio Shares of that Acquiring Portfolio corresponding to a class of Acquired Portfolio Shares of the corresponding Acquired Portfolio as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Trust’s net assets with respect to each class of Acquired Portfolio Shares of the corresponding Acquired Portfolio (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Portfolio Shares of that Acquiring Portfolio (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the corresponding Acquired Portfolio as set forth in paragraph 1.2. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows each Acquiring Portfolio and its class(es) of shares and the corresponding Acquired Portfolio and its corresponding class(es) of shares. For purposes of this Agreement, each class of shares of each Acquired Portfolio as set forth on Exhibit A corresponds to the class of shares of the corresponding Acquiring Portfolio as set forth on such Exhibit, the term “Acquiring Portfolio Shares” should be read to include each such class of shares of such Acquiring Portfolio, and the term “Acquired Portfolio Shares” should be read to include each such class of shares of such Acquired Portfolio.

1.2 The property and assets of the Trust attributable to each Acquired Portfolio to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the corresponding Acquiring Portfolio, shall consist of all assets and property of every kind and nature of the Acquired Portfolio, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Portfolio owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of each Acquiring Portfolio, shall assume all of the liabilities and obligations of the corresponding Acquired Portfolio, including, without limitation, all indemnification obligations of such Acquired Portfolio with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). Each Acquired Portfolio will promptly assign, convey, transfer and deliver to the Trust, on behalf of the corresponding Acquiring Portfolio, any rights, stock dividends, cash dividends or other securities received by the Acquired Portfolio after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the corresponding Acquiring Portfolio, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Portfolio acquired by the Trust on behalf of the corresponding Acquiring Portfolio.

1.3 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions as may be necessary or appropriate to complete the liquidation of each Acquired Portfolio. To complete the liquidation, the Trust, on behalf of each Acquired Portfolio, shall (a) distribute to the shareholders of record with respect to each class of the applicable Acquired Portfolio Shares of each Acquired Portfolio as of the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis, the Acquiring Portfolio Shares of the corresponding class of the corresponding Acquiring Portfolio received by the Trust, on behalf of that Acquired Portfolio, pursuant to paragraph 1.1, in complete redemption of such Acquired Portfolio Shares, and (b) terminate the Acquired Portfolio in accordance with applicable state law. Such distribution and liquidation shall be accomplished, with respect to each class of Acquired Portfolio Shares, by the transfer of the corresponding class of Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the corresponding Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of each class of Acquiring Portfolio Shares to be so credited to each of the corresponding Acquired Portfolio Shareholders holding Acquired Portfolio Shares of the corresponding class shall be equal to the aggregate net asset value of the Acquired Portfolio Shares of that class owned by those Acquired Portfolio Shareholders on the Closing Date. All issued Acquired Portfolio Shares will be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing any class of Acquiring Portfolio Shares in connection with such exchange.

1.4 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio as maintained by the Acquiring Portfolio’s transfer agent.

1.5 Any reporting responsibility of an Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of such Acquired Portfolio. The Trust, on behalf of the applicable Acquiring Portfolio, shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of each Acquired Portfolio, and the amounts thereof attributable to each class of shares of that Acquired Portfolio, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Portfolio, and after the declaration of any dividends by the Acquired Portfolio, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Trust for all of its series. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the corresponding Acquired Portfolio.

2.2 The net asset value per share of each class of the Acquiring Portfolio Shares of each Acquiring Portfolio shall be determined as of the time for calculation of the applicable Acquiring Portfolio’s net asset value as set forth in the then-current prospectus for the Acquiring Portfolio on the Valuation Date, computed using the valuation procedures established by the Trust for all of its series. All computations of value and amounts shall be made by the independent registered public accounting for the Acquiring Portfolio.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be December 23, 2015, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or, as to any Reorganization, such later time on that date as the applicable Acquired Portfolio’s net asset value and/or the net asset value per share of the class of shares of the corresponding Acquiring Portfolio is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202, or at such other time and/or place as the parties may agree.

3.2 At the Closing of each Reorganization, the Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the applicable Acquired Portfolio that the Custodian maintains as custodian for the Acquired Portfolio to the accounts of the corresponding Acquiring Portfolio that the Custodian maintains as custodian for the Acquiring Portfolio. The Trust, on behalf of the Acquired Portfolio, shall, within one business day after the Closing for each Reorganization, deliver to the Trust, on behalf of the Acquiring Portfolio, a certificate of an authorized officer stating that (i) the Assets of the corresponding Acquired Portfolio have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of that Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for each Acquired Portfolio (“Transfer Agent”), to deliver to the Trust, within one business day after the Closing of each Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Portfolio Shareholder of the applicable Acquired Portfolio and the class, number and percentage ownership of the outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. At the Closing of each Reorganization, the applicable Acquiring Portfolio shall deliver to the Secretary of the corresponding Acquired Portfolio a confirmation evidencing that (a) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the Acquired Portfolio’s account on the books of such Acquiring Portfolio pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the accounts of the Acquired Portfolio Shareholders on the books of such Acquiring Portfolio pursuant to paragraph 1.3. At the applicable Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Portfolio or an Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of such Acquired Portfolio or such Acquiring Portfolio is impracticable (in the judgment of the Board), the Closing Date for the applicable Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of each Acquired Portfolio, represents and warrants as follows:

(a) Such Acquired Portfolio is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust, as amended (the “Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Portfolio Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart–Scott–Rodino Act.

(d) The current prospectus and statement of additional information of such Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of such Acquired Portfolio, will have good and marketable title to such Acquired Portfolio’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the corresponding Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquired Portfolio, will not result, in a material violation of Delaware law or of the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of such Acquired Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquired Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of such Acquired Portfolio, is a party or by which it is bound.

(g) All material contracts or other commitments of such Acquired Portfolio (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to such Acquired Portfolio on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of such Acquired Portfolio and, to the Acquired Portfolio’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by such Acquired Portfolio to the corresponding Acquiring Portfolio of each such contract will not result in the termination of such contract, any breach or default thereunder by such Acquired Portfolio or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to such Acquired Portfolio or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquired Portfolio’s business. The Trust, on behalf of such Acquired Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquired Portfolio’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of such Acquired Portfolio.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquired Portfolio for the most recently completed fiscal year of such Acquired Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of such Acquired Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of such Acquired Portfolio prior to the date of this Agreement, there has not been any material adverse change in such Acquired Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by such Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of such Acquired Portfolio shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquired Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquired Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) Such Acquired Portfolio is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), such Acquired Portfolio will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such Acquired Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the Closing Date), such Acquired Portfolio will have made such distributions, if any, on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, such Acquired Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(m) All issued and outstanding Acquired Portfolio Shares of such Acquired Portfolio are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Portfolio Shares of such Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of such Acquired Portfolio, as provided in paragraph 3.3. Such Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares of such Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares of such Acquired Portfolio.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of such Acquired Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of such Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Trust, on behalf of such Acquired Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.8), insofar as it relates to such Acquired Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust, on behalf of the corresponding Acquiring Portfolio, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q) For each calendar quarter of its operation ending on or before the Closing Date, such Acquired Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, the Acquired Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

4.2 Except as has been fully disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of each Acquiring Portfolio, represents and warrants as follows:

(a) Such Acquiring Portfolio is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Declaration, to own all of the assets of such Acquiring Portfolio and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Portfolio Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of such Acquiring Portfolio and each prospectus and statement of additional information of such Acquiring Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) Such Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquiring Portfolio, will not result, in a material violation of Delaware law or the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of such Acquiring Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Acquiring Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of such Acquiring Portfolio, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to such Acquiring Portfolio, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Portfolio’s business. The Trust, on behalf of such Acquiring Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects such Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of such Acquiring Portfolio.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of such Acquiring Portfolio for the most recently completed fiscal year of such Acquiring Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of such Acquiring Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of such Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of such Acquiring Portfolio prior to the date of this Agreement, there has not been any material adverse change in such Acquiring Portfolio’s financial condition, assets, liabilities or business, or any incurrence by such Acquiring Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Portfolio Shares due to declines in market values of securities held by such Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of such Acquiring Portfolio shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of such Acquiring Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due from the Acquiring Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j) Such Acquiring Portfolio is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), such Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, such Acquiring Portfolio will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date such Acquiring Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, such Acquiring Portfolio will have made such distributions, if any, as are necessary so that for all calendar years ending prior to the Closing Date such Acquiring Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(k) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. Such Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares. All of the Acquiring Portfolio Shares to be issued and delivered to the Trust, for the account of the Acquired Portfolio Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Portfolio Shares and be fully paid and non–assessable by the Trust.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of such Acquiring Portfolio, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of such Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Trust, on behalf of such Acquiring Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Registration Statement (as defined in paragraph 5.8), insofar as it relates to such Acquiring Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust, on behalf of the corresponding Acquired Portfolio, for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o) For each calendar quarter of its operation ending on or before the Closing Date, such Acquiring Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, such Acquiring Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

5.	COVENANTS

The Trust, on behalf of each Acquired Portfolio, and the Trust, on behalf of each Acquiring Portfolio, respectively, hereby further covenant as follows:

5.1 The Acquired Portfolio and the Acquiring Portfolio each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Portfolio Shares to be acquired by such Acquired Portfolio hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Trust, on behalf of each Acquired Portfolio, will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of the Acquired Portfolio Shares.

5.4 Subject to the provisions of this Agreement, the Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Trust, on behalf of each Acquired Portfolio, will, from time to time, as and when reasonably requested by the Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the corresponding Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Trust, on behalf of each Acquiring Portfolio, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Trust, on behalf of such Acquiring Portfolio, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Trust, on behalf of such Acquired Portfolio, will provide to the Trust such information regarding the Acquired Portfolio as may be reasonably necessary for the preparation of the Registration Statement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of each Acquired Portfolio, to consummate the Reorganization of such Acquired Portfolio shall be subject, at the Trust’s election, to the following conditions with respect to the applicable Acquired Portfolio:

6.1 All representations and warranties of the Trust, on behalf of such Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of such Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of such Acquiring Portfolio, on or before the Closing Date.

6.3 The Trust, on behalf of such Acquiring Portfolio, shall have executed and delivered to the Trust, on behalf of the corresponding Acquired Portfolio, an assumption of the Liabilities of such Acquired Portfolio and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Trust’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of such Acquiring Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquired Portfolio, a certificate executed in the name of the Trust, on behalf of such Acquiring Portfolio, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Trust shall reasonably request.

6.5 The Trust, on behalf of such Acquiring Portfolio, and the Trust, on behalf of the corresponding Acquired Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of each Acquiring Portfolio, to consummate the Reorganization of such Acquiring Portfolio shall be subject, at the Trust’s election, to the following conditions with respect to the applicable Acquiring Portfolio:

7.1 All representations and warranties of the Trust, on behalf of such Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of such Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of such Acquired Portfolio, on or before the Closing Date.

7.3 The Trust on behalf of such Acquired Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquiring Portfolio, a Statement of Assets and Liabilities of such Acquired Portfolio as of the

Closing Date, including a schedule of investments, certified by the Treasurer of the Trust on behalf of such Acquired Portfolio. The Trust, on behalf of such Acquired Portfolio, shall have executed and delivered all such assignments and other instruments of transfer as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Portfolio’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of such Acquired Portfolio, shall have delivered to the Trust, on behalf of the corresponding Acquiring Portfolio, a certificate executed in the name of the Trust, on behalf of such Acquired Portfolio, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Trust shall reasonably request.

7.5 The Trust, on behalf of such Acquired Portfolio, and the Trust, on behalf of the corresponding Acquiring Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued by such Acquiring Portfolio in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING PORTFOLIO AND EACH CORRESPONDING ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, the other party to this Agreement shall be entitled on behalf of the corresponding Acquired Portfolio or Acquiring Portfolio, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.4) refuse to consummate the transactions contemplated by this Agreement with respect to the applicable Acquired Portfolio and its corresponding Acquiring Portfolio:

8.1 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to such Acquired Portfolio, or the Trust, with respect to such Acquiring Portfolio, from completing the transactions contemplated by this Agreement.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of such Acquiring Portfolio or such Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4 The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of the applicable Acquired Portfolio, and the Trust, on behalf of the applicable Acquiring Portfolio, (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the applicable Acquired Portfolio and the corresponding Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquiring Portfolio upon receipt of the Assets of the corresponding Acquired Portfolio solely in exchange for the applicable Acquiring Portfolio Shares and the assumption by such Acquiring Portfolio of the Liabilities of the applicable Acquired Portfolio as part of the Reorganization; (iii) the tax basis in the hands of such Acquiring Portfolio of the Assets of the corresponding Acquired Portfolio will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Portfolio upon the transfer; (iv) the holding period of each Asset in the hands of such Acquiring Portfolio, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by such Acquired Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by such Acquired Portfolio in the Reorganization upon the transfer of its Assets to the corresponding Acquiring Portfolio solely in exchange for the applicable Acquiring Portfolio Shares and the assumption by the Trust, on behalf of the Acquiring Portfolio, of the Liabilities of the Acquired Portfolio, or upon the distribution of the Acquiring Portfolio Shares by the Acquired Portfolio to its shareholders in complete liquidation of the Acquired Portfolio, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Portfolio’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Portfolio Shareholders of such Acquired Portfolio upon the exchange of their Acquired Portfolio Shares solely for Acquiring Portfolio Shares of the corresponding Acquiring Portfolio as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Portfolio Shares that each Acquired Portfolio Shareholder of the applicable Acquired Portfolio receives in the Reorganization will be the same as the aggregate tax basis of its Acquired Portfolio Shares exchanged therefor; and (viii) each Acquired Portfolio Shareholder’s holding period for its Acquiring Portfolio Shares received in the Reorganization will include the holding period for the Acquired Portfolio Shares exchanged therefor, provided that it held such Acquired Portfolio Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.4 on behalf of any Acquired Portfolio or Acquiring Portfolio.

8.5 The Trust, on behalf of each Acquiring Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the Acquired Portfolio, and its authorized officers: (a) the Trust is a statutory trust existing under the laws of the State of Delaware; (b) the Trust, with respect to the corresponding Acquired Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Trust, on behalf of the corresponding Acquired Portfolio, and constitutes a valid and legally binding obligation of the Trust, on behalf of the corresponding Acquired Portfolio, enforceable against the Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Agreement will not, violate the Declaration or the by-laws of the Trust. Such opinion may state that it is solely for the benefit of the Trust and the Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6 The Trust, on behalf of each Acquired Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of the corresponding Acquiring Portfolio and its authorized officers: (a) the Trust is a statutory trust validly existing under the laws of the State of Delaware; (b) the Trust, with respect to the corresponding Acquiring Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Trust’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Trust, on behalf of the corresponding Acquiring Portfolio, and constitutes a valid and legally binding obligation of the Trust, on behalf of the corresponding Acquiring Portfolio, enforceable against the Trust in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Portfolio Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Declaration or the by-laws of the Trust. Such opinion may state that it is solely for the benefit of the Trust and the Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

9.	INDEMNIFICATION

9.1 The Trust, out of each Acquiring Portfolio’s assets and property (including any amounts paid to the Acquiring Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Trust and the members of the Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of an Acquiring Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of each Acquired Portfolio’s assets and property (including any amounts paid to the Acquired Portfolio pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Trust and the members of the Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of an Acquired Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of the Reorganizations will be borne entirely by TAM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Acquired Portfolio or the Acquiring Portfolio or on shareholders of the Acquired Portfolio or the Acquiring Portfolio.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust, on behalf of each Acquiring Portfolio, and the Trust, on behalf of each Acquired Portfolio, agree that neither party has made any representation, warranty or covenant, on behalf of an Acquiring Portfolio or an Acquired Portfolio, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, and the obligations of the Trust, on behalf of each Acquiring Portfolio, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Portfolio or Acquired Portfolio at any time prior to the Closing Date with respect to the applicable Reorganization by resolution of either the Board, on behalf of each Acquired Portfolio, or the Board, on behalf of the corresponding Acquiring Portfolio, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to such Acquiring Portfolio or such Acquired Portfolio, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement with respect to an Acquired Portfolio or its corresponding Acquiring Portfolio shall not affect the continued effectiveness of this Agreement with respect to any other Acquired Portfolio or Acquiring Portfolio, nor shall it affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Trust, on behalf of each Acquired Portfolio, or the Trust, on behalf of the corresponding Acquiring Portfolio, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Trust, on behalf of each of the Acquired Portfolios, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Trust, on behalf of each of the Acquiring Portfolios, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA SERIES TRUST, on behalf of the Acquiring Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA SERIES TRUST, on behalf of the Acquired Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA ASSET MANAGEMENT, INC., solely with respect to paragraph 10.2 hereof

By:
Name:
Title:

Exhibit A

Acquired Portfolio/Classes	Acquiring Portfolio/Classes
Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP
Service Class	Service Class

Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP
Service Class	Service Class

Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP
Service Class	Service Class

SCHEDULE 4.1

[            ]

SCHEDULE 4.2

[            ]

EXHIBIT B

Information Regarding Parent Entities of “Control Persons”

Entity	Place of Organization
The Aegon Trust	Delaware
Transamerica Corporation	Delaware
Aegon U.S. Holding Corporation	Delaware
Aegon USA, LLC	Iowa
Commonwealth General Corporation	Delaware
Transamerica Premier Life Insurance Company	Iowa
Transamerica International Holdings, Inc.	Delaware
Transamerica Life Insurance Company	Iowa

B-1

PART B

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA ASSET ALLOCATION – CONSERVATIVE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE VP

TRANSAMERICA ASSET ALLOCATION – MODERATE GROWTH VP

(each a “Destination Portfolio”)

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-888-233-4339

STATEMENT OF ADDITIONAL INFORMATION

November 16, 2015

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated November 16, 2015 (the “Information Statement/Prospectus”), which relates to Service Class shares of the Destination Portfolios to be issued in exchange for shares of the series of Transamerica Voya Conservative Allocation VP, Transamerica Voya Balanced Allocation VP, and Transamerica Voya Moderate Growth Allocation VP (each a “Target Portfolio”), as shown below. Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to your Destination Portfolio at the address set forth above or call your Destination Portfolio at the number set forth above.

Target Portfolio & Shares	Destination Portfolio & Shares
Transamerica Voya Conservative Allocation VP	Transamerica Asset Allocation – Conservative VP
Service Class	Service Class

Transamerica Voya Balanced Allocation VP	Transamerica Asset Allocation – Moderate VP
Service Class	Service Class

Transamerica Voya Moderate Growth Allocation VP	Transamerica Asset Allocation – Moderate Growth VP
Service Class	Service Class

1

INTRODUCTION	3
DOCUMENTS INCORPORATED BY REFERENCE	3
FINANCIAL STATEMENTS	3

2

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of each Target Portfolio to, and the assumption of the liabilities of each Target Portfolio by, each corresponding Destination Portfolio in exchange for shares of each Destination Portfolio as shown in the table on the cover page of this SAI.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1. The Portfolios’ Statement of Additional Information dated May 1, 2015 (File Nos. 811-04419 and 033-00507; Accession No. 0001193125-15-153306), and Statement of Additional Information dated May 1, 2015, as amended and restated on July 1, 2015 (File Nos. 811-04419 and 033-00507; Accession No. 0001193125-15-240633) are incorporated herein by reference.

2. The Portfolios’ Annual Reports for the fiscal year ended December 31, 2014 (File No. 811-04419), as filed with the SEC on March 9, 2015 (Accession No. 0001193125-15-082708) is incorporated herein by reference.

3. The Portfolios’ Semi-Annual Reports for the fiscal period ended June 30, 2015 (File No. 811-04419), as filed with the SEC on September 8, 2015 (Accession No. 0001193125-15-313793) is incorporated herein by reference.

FINANCIAL STATEMENTS

As the net asset value of each Target Portfolio does not exceed 10% of the net asset value of each corresponding Destination Portfolio as of September 30, 2015, pursuant to Item 14 of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X [17 CFR 210.11-01] need not be prepared.

3

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1		Amended and Restated Declaration of Trust filed with Post-Effective Amendment (PEA) No. 72 on April 29, 2008

2		Bylaws of Registrant filed with PEA No. 72 on April 29, 2008

3		n/a

4		Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

5		See Exhibits 1 and 2

6		Investment Advisory Agreements

	(1)	Investment Advisory Agreement between Registrant and Transamerica Asset Management, Inc. (TAM) filed with PEA 123 on April 30, 2014

		a.	Amended Schedule A (filed herein)

	(2)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC dated March 22, 2011 and filed with PEA 95 on April 29, 2011

		a.	Amendment dated August 1, 2014 to Sub-Advisory Agreement with Aegon Investment Management, LLC filed with PEA 127 on November 7, 2014 on behalf Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, VP, Transamerica Voya Balanced Allocation VP, Transamerica Voya Conservative Allocation VP, Transamerica Voya Moderate Growth Allocation VP

7		Amended and Restated Distribution Agreement dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Distribution Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule I dated May 1, 2015 (filed herein)

8		Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 filed with Transamerica Funds’ PEA No. 108 to the Registration Statement on February 26, 2010 (File no. 033-02659)

9		Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011 filed with Transamerica Funds’ PEA 126 on April 29, 2011 (File no. 033-02659)

	(1)	Amendment to Custodian Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 12, 2013

		a.	Amended Appendix A-1 (filed herein)

10		Plan of Distribution under Rule 12b-1

	(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

		a.	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

		b.	Amended Schedule A (filed herein)

	(2)	Multiple Class Plan dated January 22, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

11		Opinion of counsel as to the legality of the securities filed with Part C to the Registration Statement on Form N-14 on October 9, 2015.

12		Form of opinion of counsel as to tax matters filed with Part C to the Registration Statement on Form N-14 on October 9, 2015.

13		Other Material Contracts

	(1)	Administrative Services Agreement between Registrant and Transamerica Fund Services, Inc. dated July 15, 2010 filed with PEA 93 on August 13, 2010

		a.	Amended Schedule A (filed herein)

	(2)	Transfer Agency Agreement, as amended through May 1, 2008, filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(3)	Expense Limitation Agreement filed with PEA No. 67 to the Registration Statement on February 28, 2007

		a.	Amendment to Expense Limitation Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

		b.	Amendment to Expense Limitation Agreement dated July 1, 2009 filed with PEA No. 83 to the Registration Statement on August 14, 2009

		c.	Amendment and Restated Expense Limitation Agreement dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

		d.	Amended Schedule A and B (filed herein)

	(4)	Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company, filed with PEA No. 70 to the Registration Statement on July 31, 2007

		a.	Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

		b.	Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

		c.	Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

		d.	Amendment dated September 17, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

		e.	Amendment dated May 1, 2013 and updated Schedule dated May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

		f.	Amendment dated November 10, 2014 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

		g.	Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

	(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(6)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended, filed with PEA No. 91 to the Registration Statement on April 28, 2010

		a.	Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

		b.	Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

		c.	Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

		d.	Amendment dated September 17, 2012 filed with PEA No. 114 to the Registration Statement on September 17, 2012

		e.	Amendment dated May 1, 2013 and updated Schedules dated February 5, 2014 and May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

		f.	Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Advisors Life Insurance Company filed with PEA 130 on April 28, 2015

	(7)	Master Sub-Administration Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 13, 2013

		a.	Amended Schedule A dated May 1, 2015 (filed herein)

14		Consent of Independent Registered Certified Public Accounting Firm (filed herein)

15		n/a

16		Powers of Attorney filed with Part C to the Registration Statement on Form N-14 on October 9, 2015.

17

	(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. Code of Ethics dated January 3, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

	(2)	Aegon USA Investment Management, LLC filed with PEA 130 on April 28, 2015

	(3)	Prospectus dated May 1, 2015, as supplemented, filed with PEA 130 on April 28, 2015

	(4)	Statement of Additional Information dated May 1, 2015, as supplemented, filed with PEA 130 on April 28, 2015

	(5)	Annual Report to Shareholders for the year ended December 31, 2014 filed with Form N-CSR on March 9, 2015

	(6)	Semi-Annual Report to Shareholders for the period ended June 30, 2015 filed with Form N-CSR on September 8, 2015

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Morgan Lewis & Bockius LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 16th day of November, 2015.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	November 16, 2015

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	November 16, 2015

/s/ Leo J. Hill Leo J. Hill*		Trustee	November 16, 2015

/s/ David W. Jennings David W. Jennings*		Trustee	November 16, 2015

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*		Trustee	November 16, 2015

/s/ Eugene M. Mannella Eugene M. Mannella*		Trustee	November 16, 2015

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	November 16, 2015

/s/ John W. Waechter John W. Waechter*		Trustee	November 16, 2015

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	November 16, 2015

/s/ Vincent J. Toner Vincent J. Toner		Vice President, Treasurer, and Principal Financial Officer	November 16, 2015

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	November 16, 2015

**	Attorney-in-fact pursuant to powers of attorney filed herein.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(6)(1)(a)	Amended Schedule A to Investment Advisory Agreement

(7)(b)	Amended Schedule I to Amended and Restated Distribution Agreement

(9)(1)(a)	Amended Schedule A-1 to Custodian Agreement

(10)(1)(b)	Amended Schedule A to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1

(13)(1)(a)	Amended Schedule A to Administrative Services Agreement

(13)(3)(d)	Amended Schedule A and B to Amendment and Restated Expense Limitation Agreement

(13)(7)(a)	Amended Schedule A to Master Sub-Administration Agreement

(14)	Consent of Independent Registered Certified Public Accounting Firm